Organization and Business Background (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Business Background
Schedule of assets liabilities and operating results

Unaudited
November 29,
2024
HK$
Property, plant and equipment, net	291
Cash and cash equivalents	4,082
Deposits and other receivables	297
Accruals	(20)
Net assets of the subsidiary	4,650
Less: Consideration	(4,650)
—

	Audited	Unaudited
	Year ended	Period ended
	December 31,	November 29,
	2023	2024
	HK$	HK$
Gain on disposal of plant and machinery	—	100
Interest income	935	926
Other income	—	14
Selling, general and administrative expenses	(164)	(1,471)
Income tax expenses	—	(17,199)
Net profit/(loss) for the year/period	771	(17,630)

Schedule of company's subsidiaries

As of December 31, 2025, details of the Company’s subsidiaries are as follows:

		Place of	Percentage of
	Date of	incorporation/	equity interest
	incorporation/	registration and	attributable to
Name	establishment	operation	the Company	Principal activities

Sun Ngai Spraying and Silk Print Co., Ltd.*	July 25, 1995	BVI	100%	Dormant

Sun Terrace Industries Limited*	March 2, 2004	BVI	100%	Dormant

Viewmount Developments Limited*	November 12, 2013	BVI	100%	Investment holding

*These three companies applied to BVI Registry for voluntary liquidations, and the liquidation documents were filed with the BVI Registry on March 24, 2026 with the voluntary liquidations commenced on the same date. The liquidation proceeding was still in progress and not yet completed as of date of this report.

Schedule of net income

Year ending April 30,	Net Income
HK$

2011	130,700
2012	176,000
2013	250,000

Schedule of net assets of the company

Net assets acquired:	HK$

Cash	58,160
Accounts payable and accrued liabilities	(1,524)

56,636